UNITED STATES
SECRITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2002
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                                  			[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:		Bank of Ireland Asset Management
Address: 	26 Fitzwilliam Place
         		Dublin 2
         		Ireland
13F File Number:  28-06734
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:  	Keith Walsh
Title:  Senior Compliance Manager
Phone:    	011 353 1 6616433
Signature, Place, and Date of Signing:
    Keith Walsh    Dublin, Ireland    January 27, 2003
Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:   	0
Form 13F Information Table Entry Total:   	47
Form 13F Information Table Value Total:   	$7,074,930
List of Other Included Managers:
 No.  13F File Number     Name

 None

NAME OF ISSUER             TITLE OF CLASS     CUSIP   VALUE     SHARES/   SH/PRN  PUT/CAINVESTMENTOTHER   VOTING AUTHORITY
                                                      (x$000)   PRN AMT                 DISCRETIONMANAGERS     SOLE     SHARED NONE
Trinity Biotech Plc        Sponsored ADR   896438108       496      356557   SH            SOLE                   356557
Elan Plc                   ADR             284131208       263      112502   SH            SOLE                   112502
Iona Technologies Plc      Sponsored ADR   46206P109      2588     1014836   SH            SOLE                  1014836
ICON Pub Ltd Co            Sponsored ADR   45103T107      2378       88212   SH            SOLE                    88212
Posco                      Sponsored ADR   693483109    146754     5812035   SH            SOLE                  5812035
Kookmin Bk New             Sponsored ADR   50049M109    180368     4948359   SH            SOLE                  4948359
PPG Inds Inc               Com             693506107    107419     2172285   SH            SOLE                  2172285
Dover Corp                 Com             260003108    181224     6340936   SH            SOLE                  6340936
Procter & Gamble Co        Com             742718109       281        3241   SH            SOLE                     3241
Exxon Mobil Corp           Com             30231G102       501       14471   SH            SOLE                    14471
Coca Cola Co               Com             191216100       290        6666   SH            SOLE                     6666
Sysco Corp                 Com             871829107    423001    14387790   SH            SOLE                 14387790
Wal Mart Stores Inc        Com             931142103     84094     1710612   SH            SOLE                  1710612
Johnson & Johnson          Com             478160104    561933    10580551   SH            SOLE                 10580551
American Intl Group Inc    Com             026874107       311        5484   SH            SOLE                     5484
Analog Devices Inc         Com             032654105     45724     1851167   SH            SOLE                  1851167
Becton Dickinson & Co      Com             075887109    169982     5584169   SH            SOLE                  5584169
Verizon Communications     Com             92343V104     48206     1239238   SH            SOLE                  1239238
J P Morgan Chase & Co      Com             46625H100    182044     7648907   SH            SOLE                  7648907
Cisco Sys Inc              Com             17275R102       198       15201   SH            SOLE                    15201
Citigroup Inc              Com             172967101    133471     3795032   SH            SOLE                  3795032
Donnelley R R & Sons Co    Com             257867101    102897     4783695   SH            SOLE                  4783695
Engelhard Corp             Com             292845104     94585     4285697   SH            SOLE                  4285697
Fastenal Co                Com             311900104     86809     2310600   SH            SOLE                  2310600
Federal Natl Mtg Assn      Com             313586109    460511     7063052   SH            SOLE                  7063052
Gannett Inc                Com             364730101    597740     8436703   SH            SOLE                  8436703
General Dynamics Corp      Com             369550108    213345     2697153   SH            SOLE                  2697153
General Elec Co            Com             369604103       544       21964   SH            SOLE                    21964
Home Depot Inc             Com             437076102    129513     5448591   SH            SOLE                  5448591
Illinois Tool Wks Inc      Com             452308109    262202     4079058   SH            SOLE                  4079058
Intel Corp                 Com             458140100       230       14008   SH            SOLE                    14008
International Business MachCom             459200101    244705     3163196   SH            SOLE                  3163196
Johnson Ctls Inc           Com             478366107    241881     3038707   SH            SOLE                  3038707
Leggett & Platt Inc        Com             524660107    127769     5734695   SH            SOLE                  5734695
MBIA Inc                   Com             55262C100    166703     3780968   SH            SOLE                  3780968
Masco Corp                 Com             574599106    132404     6393231   SH            SOLE                  6393231
Metlife Inc                Com             59156R108    111124     4091440   SH            SOLE                  4091440
Microsoft Corp             Com             594918104    268831     5075150   SH            SOLE                  5075150
Wells Fargo & Co New       Com             949746101    314157     6785259   SH            SOLE                  6785259
Pfizer Inc                 Com             717081103    299538    10054989   SH            SOLE                 10054989
Philip Morris Cos Inc      Com             718154107    552794    13378374   SH            SOLE                 13378374
Sherwin Williams Co        Com             824348106    177106     6341076   SH            SOLE                  6341076
SPDR                       Unit Ser 1      78462F103       446        5100   SH            SOLE                     5100
Tellabs Inc                Com             879664100     46880     6309593   SH            SOLE                  6309593
Jones Apparel Group Inc    Com             480074103    133114     3916268   SH            SOLE                  3916268
Teleflex Inc               Com             879369106     36742      889648   SH            SOLE                   889648
Smufit-Stone Container CorpCom             832727101       834       54954   SH            SOLE                    54954